ACCOUNTS RECEIVABLE (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gain on settlement		$ 300,000
Accounts receivable		50,000
Proceeds on disposal of investment in shares		79,191
Realized loss on disposal of investment in shares		(120,809)
Settlement Agreement [Member] | Savannah Resources plc [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash payment received from Oman sale	$ 800,000
Outstanding deferred consideration recognized	100,000
Amount of shares received from related party	$ 200,000
Shares received from related party	3,008,025
Gain on settlement	$ 300,000
Accounts receivable		$ 50,000
Number of investment shares sold		3,008,025
Proceeds on disposal of investment in shares		$ 79,121
Realized loss on disposal of investment in shares		$ 120,209
Settlement Agreement [Member] | Savannah Resources plc [Member] | Upon formal final investment decision made for development of Block 5 license [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred consideration	1,000,000
Settlement Agreement [Member] | Savannah Resources plc [Member] | Upon production of first saleable concentrate or saleable product from ore derived from Block 5 license in Oman [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred consideration	1,000,000
Settlement Agreement [Member] | Savannah Resources plc [Member] | Within six months of payment for first saleable concentrate from ore derived from Block 5 license [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred consideration	1,000,000
Settlement Agreement [Member] | Savannah Resources plc [Member] | Payable 30 days from date of Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding deferred consideration recognized	50,000
Settlement Agreement [Member] | Savannah Resources plc [Member] | Payable six months from date of Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding deferred consideration recognized	$ 50,000